UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund:    BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Adirondack Park CLO Ltd.:
Series 2013-1A, Class D, 3.93%, 4/15/24 (a)(b)	USD 1,000	$975,500
Series 2013-1A, Class E, 4.93%, 4/15/24 (a)(b)	1,500	1,365,000
Apidos CLO XII, Series 2013-12A, Class D, 3.32%, 4/15/25 (a)(b)	1,000	937,900
Atrium CDO Corp., Series 2013-10A, Class D, 3.78%, 7/16/25 (a)(b)	750	725,250
Benefit Street Partners CLO Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (a)(b)	750	723,225
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (a)(b)	250	245,625
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.87%, 4/21/25 (a)(b)	500	486,984
ECP CLO Ltd., Series 2013-5A, Class C, 3.78%, 1/20/25 (a)(b)	1,000	946,340
Gale Force 2 CLO Ltd., Series 2006-2A, Class D, 1.88%, 4/15/18 (a)(b)	2,000	1,845,800
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)	750	723,217
ING IM CLO Ltd., Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)	500	480,000
Mountain View CLO Ltd., Series 2013-1A, Class D, 3.55%, 4/12/24 (a)(b)	500	468,750
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.78%, 7/17/25 (a)(b)	500	486,900
Tyron Park CLO Ltd., Series 2013-1A, Class D, 4.67%, 7/15/25 (a)(b)	1,600	1,479,632
Total Asset-Backed Securities — 0.6%		11,890,123

Common Stocks (c)	Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)	39,151	29,755
Media — 0.1%
HMH Publishing Co. Ltd. (AKA Education Media)	48,185	1,274,503
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.	381,049	1,392,983
Ainsworth Lumber Co. Ltd. (a)	268,109	980,114

		2,373,097
Total Common Stocks — 0.2%		3,677,355

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.0%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD 730	764,256

Corporate Bonds	Par (000)	Value
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD 741	$781,469
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18	1,560	1,638,000

		2,419,469
Chemicals — 0.2%
Momentive Performance Materials, Inc., 8.88%, 10/15/20	3,380	3,641,950
Commercial Services — 0.0%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)	742	745,710
Commercial Services & Supplies — 0.7%
Ceridian Corp., 8.88%, 7/15/19 (a)	2,750	3,135,000
HD Supply, Inc.:
11.00%, 4/15/20	3,175	3,813,969
7.50%, 7/15/20 (a)	3,750	3,975,000
Tervita Corp., 8.00%, 11/15/18 (a)	1,938	2,005,830

		12,929,799
Construction Materials — 0.0%
Cemex SAB de CV, 5.88%, 3/25/19 (a)	904	899,480
Containers & Packaging — 0.4%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc.:
7.00%, 11/15/20 (a)	7,500	7,687,500
4.88%, 11/15/22 (a)	506	504,735

		8,192,235
Diversified Financial Services — 1.4%
Ally Financial, Inc., 2.49%, 12/01/14 (b)	2,355	2,366,702
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16	3,765	3,896,775
8.00%, 1/15/18	9,830	10,419,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19	3,750	4,106,250
5.75%, 10/15/20	6,875	6,978,125
6.88%, 2/15/21	430	459,025

		28,226,677
Diversified Telecommunication Services — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (a)	1,793	1,671,973
Level 3 Financing, Inc.:
4.21%, 2/15/15 (b)	1,145	1,145,573
8.13%, 7/01/19	2,850	3,085,125
Lynx I Corp., 5.38%, 4/15/21 (a)	1,314	1,366,560

		7,269,231

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA Also known as CAD Canadian Dollar CDO Collateralized Debt Obligation CLO Collateralized Loan Obligation	EUR Euro FKA Formerly known as GBP British Pound USD US Dollar

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20	USD	9,565	$10,892,144
10.00%, 12/01/20 (a)		1,525	1,728,969

			12,621,113
Energy Equipment & Services — 0.2%
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		832	886,080
Offshore Group Investment Ltd., 7.13%, 4/01/23 (a)		855	882,787
Pacific Drilling SA, 5.38%, 6/01/20 (a)		2,185	2,163,150

			3,932,017
Health Care Providers & Services — 0.7%
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,027	2,113,147
7.13%, 7/15/20		3,000	3,292,500
HCA, Inc.:
6.50%, 2/15/16		3,500	3,858,750
6.50%, 2/15/20		1,725	1,944,937
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,622	1,796,365
4.50%, 4/01/21 (a)		1,870	1,837,275

			14,842,974
Household Durables — 0.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,395	1,511,831
Jarden Corp., 7.50%, 5/01/17		3,425	3,895,937

			5,407,768
Household Products — 0.2%
Spectrum Brands, Inc., 9.50%, 6/15/18		4,000	4,425,000
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp., 7.25%, 10/15/17 (a)		953	995,885
Dynegy, Inc., 5.88%, 6/01/23 (a)		2,255	2,221,175

			3,217,060
Internet Software & Services — 0.3%
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		2,790	3,096,900
10.13%, 7/01/20		1,890	2,197,125

			5,294,025
Machinery — 0.1%
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		2,076	2,039,670
Media — 0.2%
Clear Channel Communications, Inc., 9.00%, 12/15/19 (a)		724	727,620
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (a)		1,759	1,855,745
6.50%, 11/15/22 (a)		651	683,550

			3,266,915
Metals & Mining — 0.4%
ArcelorMittal, 5.00%, 2/25/17		2,735	2,844,400
FMG Resources August 2006 Pty Ltd., 6.00%, 4/01/17 (a)		4,385	4,439,813

			7,284,213
Oil, Gas & Consumable Fuels — 0.6%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		960	1,036,800

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Sabine Pass LNG LP, 7.50%, 11/30/16	USD	10,000	$11,150,000

			12,186,800
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		1,020	1,155,150
Software — 0.2%
First Data Corp.:
7.38%, 6/15/19 (a)		2,000	2,110,000
6.75%, 11/01/20 (a)		1,930	2,016,850

			4,126,850
Trading Companies & Distributors — 0.0%
United Rentals North America, Inc., 5.75%, 7/15/18		535	571,113
Wireless Telecommunication Services — 0.5%
Sprint Nextel Corp.:
9.00%, 11/15/18 (a)		4,330	5,250,125
7.00%, 3/01/20 (a)		3,270	3,678,750

			8,928,875
Total Corporate Bonds — 7.8%			154,388,350

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.4%
Atlantic Aviation FBO, Inc., Term Loan B, 3.50%, 5/14/20		2,600	2,602,444
Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20		3,955	3,976,753
Doncasters U.S. Finance LLC (Doncasters U.S. LLC), Term B Loans, 5.50%, 4/09/20		2,715	2,731,969
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		11,238	11,344,455
The SI Organization, Inc., New Tranche B Term Loan, 4.50% - 5.50%, 11/22/16		1,332	1,324,069
Spirit Aerosystems, Inc. (FKA Mid-Western Aircraft Systems, Inc. & Onex Wind Finance LP), Term B Loan, 3.75%, 4/18/19		1,470	1,481,176
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		3,309	3,351,125
Tranche C Term Loan, 3.75%, 2/28/20		1,601	1,617,398

			28,429,389
Air Freight & Logistics — 0.2%
Mirror Bidco Corp., Term Loan, 5.25%, 12/28/19		4,379	4,411,868
Airlines — 0.9%
AWAS Finance Luxembourg SA (FKA AWAS Finance Luxembourg S.à r.l.), Loan, 3.50%, 6/10/16		3,202	3,224,340
Delta Air Lines, Inc.:
New Term B-1 Loan, 4.00%, 10/18/18		1,975	1,979,988
Term Loan, 4.25%, 4/20/17		3,162	3,195,573
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		1,834	1,697,166
Term Loan, 2.30%, 3/10/17		1,000	925,550
Term Loan, 1.68%, 9/10/18		847	750,078
Term Loan, 1.68%, 9/10/18		840	743,147
US Airways Group, Inc., Term Loan B1, 4.50%, 5/09/19		5,425	5,419,575

			17,935,417

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 2.4%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/25/20	USD	3,580	$3,588,950
Allison Transmission, Inc., New Term B-2 Loan, 2.95%, 8/07/17		1,307	1,320,446
Federal-Mogul Corp.:
Tranche B Term Loan, 2.13% - 2.14%, 12/29/14		16,300	15,933,559
Tranche C Term Loan, 2.13% - 2.14%, 12/28/15		13,379	13,078,106
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/29/17		3,535	3,481,808
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		6,745	6,780,614
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		1,910	1,945,090
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,390	1,393,584

			47,522,157
Beverages — 0.1%
Constellation Brands, Inc., Term Loan B, 2.75%, 5/01/20		2,220	2,223,685
Biotechnology — 0.2%
Grifols, Inc., New U.S. Tranche B Term Loan, 4.25%, 6/01/17		3,714	3,741,423
Building Products — 1.8%
Apex Tool Group LLC, Term Loan, 4.50%, 1/31/20		7,885	7,935,543
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		3,500	3,504,375
Capital Safety North America Holdings, Inc. (FKA Hupah Finance, Inc.), Initial Term Loan, 4.50%, 1/21/19		5,128	5,137,522
CPG International I, Inc., Term Loan, 5.75%, 9/21/19		5,050	5,083,306
Tronox Pigments (Netherlands) BV, New Term Loan, 4.50%, 3/19/20		6,329	6,385,506
Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18		1,741	1,750,437
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		6,564	6,565,191

			36,361,880
Capital Markets — 0.3%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Senior Secured Term Loan, 5.50%, 8/22/16		5,506	5,574,825
Chemicals — 2.8%
AI Chem & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/04/19		2,199	2,214,159
AI Chem & Cy U.S. AcquiCo, Inc.:
Term Loan (Second Lien), 8.25%, 4/03/20		1,615	1,655,375
Tranche B-2 Term Loan, 4.50%, 10/04/19		1,141	1,148,820
Arysta LifeScience Corp.:
Term Loan B, 5.00%, 5/20/20		11,010	11,058,224
Term Loan, 8.75%, 11/30/20		3,890	3,930,106
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		7,919	7,958,241
Chemtura Corp., Term Facility, 5.50%, 8/29/16		3,238	3,268,369

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Eagle Spinco, Inc., Term Loan, 3.50%, 1/28/17	USD	1,540	$1,566,555
Flash Dutch 2 BV & Axalta Coating Systems U.S. Holdings, Inc. (FKA U.S. Coatings Acquisition, Inc.), Initial Term B Loan, 4.75%, 2/01/20		11,365	11,446,032
General Chemical Corp., New Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		1,610	1,620,537
Huntsman International LLC, Extended Term B Loan, 2.73%, 4/19/17		925	926,924
Ineos U.S. Finance LLC:
Cash Dollar Term Loan, 4.00%, 5/04/18		4,030	4,027,637
Short-Dated Cash Dollar Term Loan, 2.19%, 5/04/15		620	624,452
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,383	3,357,166

			54,802,597
Commercial Services & Supplies — 7.3%
ADS Waste Holdings, Inc., Tranche B Term Loan, 4.25%, 10/09/19		12,609	12,687,592
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.):
Term Loan, 5.00%, 2/21/15		2,004	1,985,685
Tranche D Term Loan, 7.75%, 2/21/15		1,168	1,178,724
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		2,303	2,316,492
Aramark Corp.:
LC-2 Facility, 0.05% - 3.65%, 7/26/16		25	24,911
LC-3 Facility, 0.05% - 3.65%, 7/26/16		10	10,222
U.S. Term B Loan (Extending), 3.69%, 7/26/16		375	378,785
U.S. Term C Loan, 3.69% - 3.78%, 7/26/16		2,781	2,806,424
U.S. Term D Loan, 4.00%, 9/09/19		7,100	7,179,733
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		874	883,077
Ceridian Corp., Extended U.S. Term Loan, 5.95%, 5/09/17		6,224	6,264,753
DynCorp International, Inc., Term Loan, 6.25%, 7/07/16		1,006	1,012,040
Garda Security, Term B Loan, 4.50%, 11/13/19		1,463	1,477,277
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		1,755	1,781,325
Initial Term Loan (First Lien), 5.25%, 11/01/19		2,639	2,655,389
Getty Images, Inc., Initial Term Loan (New), 4.75%, 10/18/19		5,990	6,019,937
HD Supply, Inc., Term Loan, 4.50%, 10/12/17		22,970	23,138,166
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 6.00%, 10/31/19		2,594	2,612,951
Infogroup, Inc., Term B Loan, 7.50%, 5/26/18		1,423	1,294,797
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50% - 5.50%, 7/30/18		4,203	4,229,710
KAR Auction Services, Inc., Term Loan, 3.75%, 5/19/17		6,036	6,116,896
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		2,130	2,225,850
Laureate Education, Inc., Series 2018 Extended Term Loan, 5.25%, 6/15/18		7,539	7,561,201
Livingston International, Inc.:
Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		3,085	3,090,800

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Commercial Services & Supplies (concluded)
Initial Term B-2 Loan (Second Lien), 9.00%, 3/27/20	USD	1,410	$1,431,150
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		5,870	5,847,509
Progressive Waste Solutions Ltd., Term B Loan, 3.50%, 10/24/19		2,763	2,786,091
Protection One, Inc., Term Loan (2012), 4.25%, 3/21/19		4,503	4,536,788
RP Crown Parent LLC, Term Loan (First Lien), 6.75%, 12/21/18		2,404	2,436,284
The ServiceMaster Co., Tranche C Term Loan, 4.25%, 1/31/17		12,674	12,671,472
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		8,120	8,160,600
Tervita Corp. (FKA CCS Corp.), Term Loan, 6.25%, 5/15/18		2,500	2,527,542
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		3,765	3,788,531
Term Loan, 9.25%, 9/13/20		1,456	1,478,195

			144,596,899
Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc.:
Asset Sale Loan, 6.25%, 8/01/16		3,550	3,585,997
Euro Term Loan, 7.50%, 1/30/19	EUR	2,464	3,238,378
U.S. Term Loan, 7.25%, 1/30/19	USD	14,269	14,408,933
Arris Enterprises, Inc., Term B Facility, 3.50%, 4/17/20		3,565	3,562,790
Commscope, Inc., Tranche 2 Term Loan, 3.75%, 1/14/18		4,509	4,549,737
Riverbed Technology, Inc., Loan, 4.00%, 12/18/19		4,150	4,191,155

			33,536,990
Computers & Peripherals — 0.3%
CDW LLC (FKA CDW Corp.), Term Loan, 3.50%, 4/29/20		5,675	5,653,719
Containers & Packaging — 1.5%
Berlin Packaging LLC:
Loan (Second Lien), 8.75%, 4/02/20		1,835	1,862,525
Term Loan (First Lien) 2013, 4.75%, 4/02/19		1,415	1,429,744
Berry Plastics Corp., Term Loan D, 3.50%, 2/10/20		1,225	1,225,000
Clondalkin Group, Term Loan B, 5.75%, 5/28/20		3,525	3,525,000
Pact Group Pty Ltd., Term Loan B, 4.50%, 5/09/20		10,000	10,037,500
Sealed Air Corp., Term B-1 Facility, 4.00%, 10/03/18		2,623	2,653,600
Tekni-Plex, Inc., Term Loan B, 5.75%, 8/31/19		3,675	3,656,625
Waddington North America, Inc.:
Term Loan B, 4.75%, 4/30/20		2,905	2,912,263
Term Loan C, 8.75%, 11/24/20		1,380	1,386,900

			28,689,157
Distributors — 0.2%
VWR Funding, Inc., Dollar Term B-1 Loan, 4.19%, 4/03/17		4,279	4,303,367
Diversified Consumer Services — 1.5%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00% - 5.25%, 1/30/20		13,142	13,230,771

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Consumer Services (concluded)
Education Management LLC:
Tranche C-2 Term Loan, 4.31%, 6/01/16	USD	997	$891,939
Tranche C-3 Term Loan, 8.25%, 3/30/18		299	281,768
Learning Care Group (U.S.) No. 2, Inc., Term Loan B, 6.00%, 4/25/19		2,275	2,279,277
RentPath, Inc., Term Loan B, 5.25%, 5/20/20		5,750	5,656,563
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.75%, 4/02/20		6,590	6,586,310

			28,926,628
Diversified Financial Services — 2.2%
HarbourVest Partners LP, Term Loan, 4.75%, 11/21/17		2,437	2,452,290
KCG Holdings, Inc., Term Loan B, 5.25%, 11/21/17		4,615	4,597,694
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.31%, 4/12/14	EUR	825	1,068,986
Nuveen Investments, Inc.:
Tranche B First-Lien Term Loan, 4.19%, 5/13/17	USD	14,109	14,147,464
Tranche B Second-Lien Term Loan, 6.50%, 2/28/19		5,784	5,798,460
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.75%, 9/28/18		9,785	9,863,828
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		6,206	6,223,704

			44,152,426
Diversified Telecommunication Services — 5.9%
Avaya, Inc.:
Term B-3 Loan, 4.77%, 10/26/17		10,558	9,470,036
Term B-5 Loan, 8.00%, 3/31/18		971	926,844
Consolidated Communications, Inc., Incremental Term 3 Loan, 5.25%, 12/31/18		6,349	6,403,055
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		4,051	4,073,918
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		3,130	3,214,385
Initial Term Loan, 6.00%, 2/22/19		4,020	4,060,200
Intelsat Jackson Holdings SA:
Term Loan (Unsecured), 5.25%, 2/01/14		18,250	18,232,818
Tranche B-1 Term Loan, 4.25%, 4/02/18		18,589	18,699,598
Level 3 Financing, Inc.:
Tranche B 2016 Term Loan, 4.75%, 2/01/16		3,577	3,608,324
Tranche B 2019 Term Loan, 5.25%, 8/01/19		3,100	3,140,703
Tranche B-II 2019 Term Loan, 4.75%, 8/01/19		17,720	17,847,407
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.50%, 4/13/20		6,240	6,290,731
Telesat Canada, Term A Loan, 3.28%, 3/28/17	CAD	5,165	4,956,645
TW Telecom Holdings, Inc. (FKA Time Warner Telecom Holdings, Inc.), Term Loan B, 2.78%, 4/17/20	USD	3,840	3,853,440
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		5,035	5,026,711
West Corp., Term B-8 Loan, 3.75%, 6/30/18		5,880	5,922,865
Windstream Corp., Tranche B-4 Term Loan, 3.50%, 1/23/20		499	500,311

			116,227,991

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Electric Utilities — 0.6%
La Frontera Generation LLC, Term Loan B, 5.25%, 9/30/20	USD	11,225	$11,309,187
Electrical Equipment — 0.6%
Generac Power Systems, Inc., Term Loan B, 4.00%, 5/31/20		8,160	8,156,573
WESCO Distribution, Inc., Tranche B-1 Loan, 4.50%, 12/12/19		3,416	3,436,321

			11,592,894
Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd.:
A-2 Delayed Draw Loan, 2.44%, 10/01/14		5	4,908
A-3 Delayed Draw Loan, 2.44%, 10/01/14		6	5,726

			10,634
Energy Equipment & Services — 1.2%
ION Trading Technologies S.à r.l.:
Term Loan B, 4.75%, 5/14/20		4,425	4,456,329
Term Loan C, 8.25%, 5/15/21		1,235	1,244,263
Offshore Group Investment Ltd. (Vantage Delaware Holdings LLC):
Loan, 6.25%, 10/25/17		5,824	5,878,251
Term Loan (Second Lien), 5.75%, 3/28/19		7,050	7,132,273
Pacific Drilling SA, Term Loan B, 5.00%, 5/14/18		5,870	5,893,832

			24,604,948
Food & Staples Retailing — 2.8%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.):
Facility B1, 3.49%, 7/09/15	GBP	4,925	7,455,033
Facility B4, 3.99%, 7/09/17		750	1,135,273
BJ’s Wholesale Club, Inc.:
Initial Loans (Second Lien), 9.75%, 3/26/20	USD	1,505	1,541,873
New 2013 Replacement Loan (First Lien), 4.25%, 9/26/19		6,074	6,090,645
Performance Food Group, Inc. (FKA Vistar Corp.), Term Loan B, 6.25%, 11/14/19		7,555	7,556,889
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		3,935	4,065,839
Tranche 6 Term Loan, 4.00%, 2/21/20		3,140	3,156,359
Sprouts Farmers Markets Holdings LLC, Term Loan B, 4.50%, 4/23/20		3,420	3,420,000
SUPERVALU, Inc., Term Loan B, 5.00%, 3/21/19		4,173	4,156,879
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.):
Term Loan (2011), 5.75%, 3/31/17		1,224	1,228,566
Term Loan B, 4.50%, 5/31/21		14,455	14,400,794

			54,208,150
Food Products — 2.0%
AdvancePierre Foods, Inc., Term Loan (First Lien), 5.75%, 7/10/17		4,559	4,585,653
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		7,469	7,496,542

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products (concluded)
Dole Food Co., Inc., Tranche B Term Loan, 3.75%, 4/01/20	USD	6,920	$6,931,141
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		1,337	1,354,832
Pinnacle Foods Finance LLC, New Term Loan G, 3.25%, 4/29/20		8,025	8,025,000
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75%, 5/01/19		6,695	6,720,106
Term Loan B, 10.75%, 11/01/19		3,750	3,750,000

			38,863,274
Health Care Equipment & Supplies — 3.3%
Bausch & Lomb, Inc., New Parent Term Loan, 4.00%, 5/18/19		10,022	10,038,292
Biomet, Inc., Dollar Term B-1 Loan, 3.94% - 4.03%, 7/25/17		6,130	6,163,377
BSN Medical Luxembourg Holding S.à r.l. (P&F Capital), Facility B1A, 5.00%, 8/28/19		2,975	3,001,031
ConvaTec, Inc., Dollar Term Loan, 5.00%, 12/22/16		3,928	3,972,042
DJO Finance LLC (ReAble Therapeutics Finance LLC), Tranche B Term Loan, 4.75%, 9/15/17		8,716	8,824,574
Hologic, Inc., Tranche B Term Loan, 4.50%, 8/01/19		11,245	11,310,583
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		13,955	14,048,152
Kinetic Concepts, Inc., Dollar Term C-1 Loan, 5.50%, 5/04/18		6,854	6,934,877

			64,292,928
Health Care Providers & Services — 3.7%
American Renal Holdings, Inc.:
Initial Term Loan (Second Lien), 8.50%, 2/20/20		3,520	3,540,522
Term B Loan (First Lien), 4.50%, 8/20/19		8,975	8,991,873
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		1,850	1,870,402
CHG Buyer Corp., Term Loan (First Lien), 5.00%, 11/19/19		3,459	3,493,936
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.):
Tranche B Term Loan, 4.50%, 10/20/16		4,568	4,607,181
Tranche B-2 Term Loan, 4.00%, 11/01/19		9,915	10,021,738
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		4,688	4,510,371
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		4,866	4,895,394
Emergency Medical Services Corp., Initial Term Loan, 4.00%, 5/25/18		5,854	5,883,932
Genesis Healthcare LLC, Loan, 10.00% - 10.75%, 12/04/17		3,168	3,263,221
HCA, Inc.:
Tranche B-4 Term Loan, 2.94%, 5/01/18		1,770	1,775,646
Tranche B-5 Term Loan, 3.03%, 3/31/17		2,360	2,367,741
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		2,675	2,682,355
Surgical Care Affiliates LLC, Term Loan B, 4.25%, 6/29/18		3,850	3,862,051

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19	USD	4,156	$4,163,041
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 6.25%, 7/03/19		2,948	2,980,887
Universal Health Services, Inc., Tranche B-1 Term Loan, 2.45%, 11/15/16		2,129	2,141,268
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Term B Loan, 3.75%, 1/29/16		1,713	1,728,352

			72,779,911
Health Care Technology — 0.5%
IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/01/17		7,137	7,172,958
MedAssets, Inc., Term B Loan, 4.00%, 12/13/19		1,701	1,709,266
Merge Healthcare, Inc., Term Loan, 6.00%, 4/23/19		1,305	1,311,525

			10,193,749
Hotels, Restaurants & Leisure — 5.8%
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/14/18		1,079	1,081,582
Bass Pro Group LLC, Loan, 4.00% - 5.25%, 11/20/19		7,094	7,124,796
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		2,100	2,124,150
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-6 Loan, 5.44%, 1/28/18		1,360	1,214,113
Caesars Linq LLC/Caesars Octavius LLC, Term B Loan, 9.25%, 4/25/17		4,070	4,151,400
Cedar Fair LP, U.S. Term Facility, 3.25%, 3/06/20		2,130	2,145,443
Centaur Acquisition LLC:
Term Loan (First Lien), 5.25%, 2/20/19		4,940	4,983,225
Term Loan (Second Lien), 8.75%, 2/20/20		2,430	2,468,467
Harrah’s Las Vegas Propco LLC, Senior Loan, (0.01)% - 3.70%, 2/13/14		33,168	30,265,435
MGM Resorts International (MGM Grand Detroit LLC):
Term A Loan, 3.28%, 12/20/17		8,663	8,669,698
Term B Loan, 3.50%, 12/20/19		5,303	5,313,679
OSI Restaurant Partners LLC, 2013 Replacement Term Loan, 3.50%, 10/28/19		3,300	3,297,624
Pilot Travel Centers LLC, First Amendment Tranche B Term Loan, 4.25%, 8/07/19		2,368	2,344,419
ROC Finance LLC, Term Loan B, 5.00%, 3/28/19		2,390	2,406,730
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.00% - 5.25%, 12/20/18		2,536	2,567,334
Station Casinos LLC, B Term Loan, 5.00%, 3/02/20		19,750	19,932,687
Travelport LLC (FKA Travelport, Inc.):
Delayed Draw, 4.96%, 8/21/15		1,795	1,787,768
Tranche 1 Loan, 9.50%, 1/31/16		2,725	2,836,044
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Term Loan, 5.25%, 11/10/18		5,260	5,318,800
Wendy’s International, Inc., Term B Loan, 3.25%, 5/15/19		4,585	4,612,850

			114,646,244

Floating Rate Loan Interests (b)	Par (000)		Value
Household Durables — 0.0%
EveryWare, Inc., Term Loan, 7.25%, 4/23/20	USD	745	$752,450
Household Products — 0.3%
Spectrum Brands, Inc., Initial U.S. Term Loan, 4.50% - 5.50%, 12/17/19		6,380	6,454,471
Independent Power Producers & Energy Traders — 1.5%
The AES Corp., 2013 Other Term Loan, 3.75%, 6/01/18		5,600	5,651,712
Calpine Construction Finance Co. LP, Term Loan B, 3.50%, 5/03/20		1,050	1,042,387
Calpine Corp.:
Term Loan (3/2011), 4.00%, 4/01/18		5,942	5,989,341
Term Loan (6/2011), 4.00%, 4/01/18		1,485	1,496,691
Term Loan B3, 4.50%, 10/09/19		2,095	2,112,542
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		5,490	5,502,572
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		3,570	3,645,863
Star West Generation LLC, Term B Advance, 5.00%, 3/13/20		3,760	3,769,400

			29,210,508
Insurance — 1.3%
Alliant Holdings I LLC, Initial Term Loan, 5.00%, 12/20/19		2,878	2,892,176
Asurion LLC (FKA Asurion Corp.), Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19		8,399	8,433,470
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		2,241	2,253,617
Tranche B-2 Term Loan, 3.75%, 9/28/18		3,235	3,251,443
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		4,360	4,409,050
Term Loan (Second Lien), 8.25%, 10/16/20		1,930	1,963,775
Cunningham Lindsey U.S., Inc., Initial Term Loan (First Lien), 5.00%, 12/10/19		2,384	2,404,885

			25,608,416
Internet Software & Services — 0.8%
Web.com Group, Inc., Term Loan (First Lien), 4.50%, 10/27/17		2,423	2,455,159
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.50%, 7/02/19		12,316	12,390,571

			14,845,730
IT Services — 0.9%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 7/31/19		4,577	4,607,529
CompuCom Systems, Inc., Term Loan, 4.25%, 5/09/20		1,690	1,696,337
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		2,825	2,817,231
Genpact Ltd., Term Loan, 4.25%, 8/30/19		5,865	5,916,647
Moneygram International, Inc., Term Loan, 4.25%, 3/27/20		2,855	2,862,137

			17,899,881
Leisure Equipment & Products — 1.2%
Alpha Topco Ltd. (Formula One), Facility B2, 6.00%, 4/30/19		5,073	5,127,260
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 4.50%, 1/31/20		3,295	3,315,594

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Leisure Equipment & Products (concluded)
Fender Musical Instruments Corp., Initial Loan, 5.75%, 4/03/19	USD	985	$982,951
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		3,376	3,384,514
Leslie’s Poolmart, Inc., Tranche B Term Loan, 0.00% - 5.25%, 10/16/19		8,500	8,575,706
SRAM LLC, Term Loan (First Lien), 4.00% - 5.25%, 4/10/20		2,644	2,647,165

			24,033,190
Life Sciences Tools & Services — 0.7%
Patheon, Inc., Initial Term Loan, 7.25%, 12/14/18		1,826	1,848,648
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.25%, 12/05/18		11,679	11,755,210

			13,603,858
Machinery — 2.0%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%, 12/13/19		9,022	9,024,282
Alliance Laundry Systems LLC:
Initial Term Loan (First Lien), 4.50%, 12/10/18		1,537	1,547,753
Initial Term Loan (Second Lien), 9.50%, 12/10/19		1,023	1,043,182
Ameriforge Group, Inc.:
Initial Term Loan (First Lien), 5.00% - 6.00%, 12/19/19		2,863	2,896,234
Initial Term Loan (Second Lien), 8.75% - 9.75%, 12/21/20		1,430	1,458,600
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Term Loan, 4.25%, 2/07/20		4,142	4,171,169
Bombardier Recreational Products, Inc., Term B Loan, 5.00%, 1/30/19		833	838,870
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		3,187	3,181,053
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung (FKA Schaeffler AG), Facility C, 4.25%, 1/27/17		545	551,584
Rexnord LLC/RBS Global, Inc., 2013 Term B Loan Refinancing, 3.75%, 4/01/18		4,298	4,345,260
Terex Corp., New Euro Term Loan, 5.00%, 4/28/17	EUR	235	308,461
Thermasys Corp., Term Loan B, 5.25%, 4/04/17	USD	3,815	3,810,231
Wabash National, Tranche B-1 Loan, 4.50% - 7.00%, 5/08/19		2,451	2,463,042
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		4,344	4,485,395

			40,125,116
Media — 7.4%
AMC Entertainment, Inc., Initial Term Loan, 3.50%, 4/30/20		6,860	6,873,926
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		7,760	7,766,838
Catalina Marketing Corp., 2017 Term Loan, 5.69%, 9/29/17		3,372	3,422,717
CCO Holdings LLC, Incremental Loan (3rd Lien), 2.69%, 9/06/14		2,156	2,155,992

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Original Term Loan, 2.70%, 7/03/14	USD	1,816	$1,426,422
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,243	976,727
Charter Communications Operating LLC, Term Loan E, 3.00%, 3/31/20		7,340	7,295,446
Clear Channel Communications, Inc.:
Term Loan D, 0.00%, 7/30/18		990	923,878
Tranche B Term Loan, 3.84%, 1/29/16		17,605	16,339,740
Tranche C Term Loan, 3.84%, 1/29/16		1,148	1,058,440
Cumulus Media Holdings, Inc., Term Loan (First Lien 2012), 4.50%, 9/17/18		3,062	3,087,274
FoxCo Acquisition Sub LLC, Initial Term Loan, 5.50%, 7/14/17		4,982	5,046,370
Gray Television, Inc., Initial Term Loan, 4.75%, 10/12/19		4,910	4,971,877
Kabel Deutschland GmbH, Facility F1, 3.25%, 2/01/19		2,093	2,090,907
Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan B, 3.50%, 5/08/21		5,760	5,770,829
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.), Term B Loan, 4.25%, 6/29/18		4,532	4,559,146
NEP/NCP Holdco, Inc.:
Refinanced New Term Loan (First Lien), 4.75%, 1/22/20		8,833	8,926,756
Term Loan (Second Lien), 9.50%, 7/22/20		1,383	1,426,652
Nielsen Finance LLC, Class E Dollar Term Loan, 2.95%, 5/01/16		6,580	6,637,562
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		3,545	3,587,008
Sinclair Television Group, Inc., New Tranche B Term Loan, 3.00% - 5.25%, 4/09/20		2,500	2,512,050
Univision Communications, Inc.:
2013 Converted Extended First-Lien Term Loan, 4.50%, 3/01/20		6,190	6,173,486
2013 New First-Lien Term Loan, 4.50%, 3/01/20		7,100	7,084,025
UPC Financing Partnership:
Facility AG, 0.00% - 3.87%, 3/31/21	EUR	2,905	3,782,570
Facility AH, 3.25%, 6/30/21	USD	730	729,147
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 2/06/20		7,980	7,964,599
Term Loan C, 4.50%, 2/15/20	GBP	5,450	8,346,782
WideOpenWest Finance LLC:
Term B Loan, 4.75% - 6.00%, 4/01/19	USD	3,086	3,107,560
Term B-1 Loan, 4.25%, 7/17/17		4,930	4,963,918
WMG Acquisitions Corp.:
Delayed Draw, 4.25%, 7/01/20		6,346	6,309,100
Term Loan B1, 3.75%, 4/24/20		534	530,790

			145,848,534
Metals & Mining — 2.1%
Constellium Holdco BV (Constellium France SAS), Initial Dollar Term Loan, 6.25%, 3/25/20		7,655	7,779,394
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Term Loan, 5.25%, 10/18/17		14,758	14,827,385
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		9,845	9,980,817

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
Walter Energy, Inc. (FKA Walter Industries, Inc.):
A Term Loan, 4.78%, 4/01/16	USD	681	$681,726
B Term Loan, 5.75%, 4/02/18		7,660	7,683,789

			40,953,111
Multiline Retail — 1.3%
99¢ Only Stores, Tranche B-1 Loan, 5.25%, 1/11/19		1,982	2,008,878
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		6,448	6,472,456
Hema Holding BV:
Facility B, 2.12%, 7/06/15	EUR	834	1,068,327
Facility C, 2.87%, 7/05/16		834	1,062,906
JC Penney Corp., Inc., Term Loan, 6.00%, 5/15/18	USD	14,020	14,204,083

			24,816,650
Multi-Utilities — 0.2%
Power Buyer LLC:
Delayed Draw, 4.25%, 5/06/20		252	251,825
Term Loan B, 4.25%, 5/06/20		2,013	2,014,602
Term Loan C, 8.25%, 11/06/20		1,125	1,119,375

			3,385,802
Oil, Gas & Consumable Fuels — 3.2%
Chesapeake Energy Corp., Loan, 5.75%, 12/02/17		11,750	12,037,053
EP Energy LLC (FKA Everest Acquisition LLC):
Term Loan B3, 3.50%, 5/24/18		9,045	9,087,964
Tranche B-2 Loan, 4.50%, 4/30/19		3,001	3,027,302
Gibson Energy ULC, Tranche B Term Loan, 4.75%, 6/15/18		6,318	6,392,202
GIM Channelview Cogeneration LLC, Term Loan B, 4.25%, 5/04/20		4,710	4,721,775
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		5,159	5,185,403
Murray Energy Corp., Term Loan B, 4.75%, 5/10/19		2,155	2,167,391
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		768	771,727
Philadelphia Energy Solutions Refining & Marketing LLC, Initial Term Loan, 6.25%, 4/04/18		6,000	6,105,000
Ruby Western Pipeline Holdings LLC (Ruby Western Pipeline Holdings B LLC), Loan, 3.50%, 3/27/20		4,095	4,115,475
Samson Investment Co., Initial Term Loan (Second Lien), 6.00%, 9/25/18		1,760	1,771,546
Teine Energy Ltd., Term Loan (Second Lien), 7.50%, 5/17/19		4,305	4,315,763
Tesoro Corp., Term Loan, 2.53%, 1/28/16		4,195	4,236,950

			63,935,551
Paper & Forest Products — 0.2%
NewPage Corp., Term Loan, 7.75%, 12/21/18		4,585	4,676,700
Personal Products — 0.3%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		2,934	2,953,939
Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19		2,313	2,329,511

			5,283,450

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals — 2.9%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term B-1 Loan, 5.50%, 2/10/17	USD	10,353	$10,382,895
Capsugel Holdings U.S., Inc., Initial Term Loan (New), 4.75%, 8/01/18		3,183	3,208,995
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Term Loan, 6.50%, 12/29/17		1,605	1,623,056
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Consolidated Term Loan, 7.50%, 8/04/16		6,744	6,659,876
Term B-3 Loan, 7.75%, 5/15/18		1,619	1,600,438
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Additional Term B-1 Loan, 4.25%, 9/30/19		14,380	14,394,633
Quintiles Transnational Corp., Term B-2 Loan, 4.50%, 6/08/18		5,445	5,498,022
RPI Finance Trust, New Term Loan, 4.00%, 11/09/18		677	680,025
Valeant Pharmaceuticals International, Inc.:
Series C-1 Tranche B Term Loan, 3.50%, 12/11/19		3,781	3,801,204
Series D-1 Tranche B Term Loan, 3.50%, 2/13/19		6,038	6,068,614
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		478	480,091
Warner Chilcott Corp.:
Additional Term B-1 Loan, 4.25%, 3/15/18		587	589,777
Term B-1 Loan, 4.25%, 3/15/18		1,348	1,354,853
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		1,062	1,067,640

			57,410,119
Professional Services — 1.1%
Crossmark Holdings, Inc., Term Loan (First Lien), 4.50%, 12/20/19		3,691	3,690,750
Interactive Data Corp., Refinanced Term Loan, 3.75%, 2/11/18		8,638	8,659,128
On Assignment, Inc., Term Loan B, 3.50%, 4/30/20		2,710	2,724,363
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/08/19		7,377	7,418,531

			22,492,772
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		12,679	12,802,119
Real Estate Management & Development — 1.3%
Realogy Corp.:
Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		979	987,684
Initial Term B Loan, 4.50%, 3/05/20		24,194	24,411,078
Non-Extended Synthetic Commitment, 0.04% - 3.15%, 10/10/13		135	133,504

			25,532,266
Road & Rail — 0.4%
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		4,090	4,059,325
Transtar Holding Co., Term Loan (First Lien), 5.50%, 10/09/18		3,085	3,115,345

			7,174,670

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Semiconductors & Semiconductor Equipment — 0.9%
Freescale Semiconductor, Inc.:
Tranche B-3 Term Loan, 4.25%, 12/01/16	USD	1,200	$1,203,600
Tranche B-4 Term Loan, 5.00%, 3/01/20		11,155	11,204,751
NXP BV:
Tranche A-1 Loan, 4.50%, 3/03/17		1,184	1,206,159
Tranche C Loan, 4.75%, 1/10/20		3,716	3,790,001

			17,404,511
Software — 3.6%
Blackboard, Inc., Term B-2 Loan, 6.25%, 10/04/18		573	582,147
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		1,546	1,553,856
First Data Corp.:
2018 Dollar Term Loan, 4.20%, 3/23/18		21,818	21,718,345
2018B New Term Loan, 4.20%, 9/24/18		6,165	6,133,312
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-2 Term Loan, 5.25% - 6.25%, 4/05/18		13,640	13,769,374
Sabre, Inc., Term B Loan, 5.25%, 2/19/19		5,037	5,096,766
Sophia LP, Term B Loan, 4.50%, 7/19/18		3,843	3,867,822
SS&C Technologies, Inc./Sunshine Acquisition II, Inc.:
Funded Term B-1 Loan, 5.00%, 6/07/19		4,710	4,733,313
Funded Term B-2 Loan, 5.00%, 6/07/19		487	489,653
StoneRiver Holdings, Inc.:
Term Loan B, 4.75%, 11/15/19		4,845	4,847,035
Term Loan, 8.75%, 5/15/20		2,395	2,395,000
SunGard Data Systems, Inc. (Solar Capital Corp.):
Tranche D Term Loan, 4.50%, 1/31/20		1,890	1,913,891
Tranche E Term Loan, 4.00%, 3/08/20		3,750	3,796,875

			70,897,389
Specialty Retail — 3.7%
Academy Ltd., Initial Term Loan (2012), 4.50%, 8/03/18		7,543	7,607,802
David’s Bridal, Inc., Initial Term Loan, 5.00%, 10/11/19		9,022	9,074,988
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		599	586,102
Harbor Freight Tools USA, Inc./Central Purchasing LLC, Initial Loan, 6.50%, 11/14/17		2,283	2,313,179
J. Crew Group, Inc., Term B-1 Loan, 4.00%, 3/07/18		3,549	3,561,306
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		2,987	3,006,604
Michaels Stores, Inc., Term B Loan, 3.75%, 1/28/20		10,265	10,308,524
The Neiman Marcus Group, Inc., Term Loan, 4.00%, 5/16/18		7,660	7,652,034
Party City Holdings, Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19		14,963	14,966,241
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		6,939	6,999,691
Things Remembered, Inc., Term Loan, 8.00%, 5/24/18		1,800	1,791,476
Toys ’R’ Us-Delaware, Inc.:
Term B-2 Loan, 5.25%, 5/25/18		475	470,201
Term B-3 Loan, 5.25%, 5/25/18		898	891,179

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
The Yankee Candle Co., Inc., Initial Term Loan, 5.25%, 4/02/19	USD	4,527	$4,529,576

			73,758,903
Textiles, Apparel & Luxury Goods — 0.5%
Burlington Coat Factory Warehouse Corp., Term B-2 Loan, 4.25%, 2/23/17		1,275	1,280,965
PVH Corp. (FKA Phillips-Van Heusen Corp.), Tranche B Term Loan, 3.25%, 2/13/20		6,075	6,100,819
Wolverine World Wide, Inc., Tranche B Term Loan, 4.00% - 5.25%, 10/09/19		2,652	2,677,023

			10,058,807
Thrifts & Mortgage Finance — 0.2%
Ocwen Loan Servicing, Initial Term Loan, 5.00%, 2/15/18		2,930	2,964,193
Trading Companies & Distributors — 0.6%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		10,860	10,890,408
Transportation Infrastructure — 0.0%
Road Infrastructure Investment LLC, Term Loan (First Lien), 6.25%, 3/30/18		902	909,535
Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		2,269	2,280,659
Syniverse Holdings, Inc., Initial Term Loan (2013), 4.00%, 4/23/19		4,000	4,013,760
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		15,882	16,080,516
New Series A Loan, 6.25%, 7/11/16		5,981	6,130,781

			28,505,716
Total Floating Rate Loan Interests — 91.9%			1,811,827,163

Foreign Agency Obligations — 0.1%	Par (000)		Value
Petrobras Global Finance BV, 3.00%, 1/15/19		2,214	2,159,456

Other Interests (d)	Beneficial Interest (000)		Value
Chemicals — 0.0%
Wellman Holdings, Inc.		8,250	82
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests (c)		1	1,281,045
Total Other Interests — 0.1%			1,281,127

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Warrants (e)	Shares	Value
Media — 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)	7,419	$13,636
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)	41,217	63,021
Total Warrants — 0.0%		76,657
Total Long-Term Investments (Cost — $1,966,765,678) — 100.7%		1,985,300,231

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (f)(g)	231,869,054	$231,869,054
Total Short-Term Securities (Cost — $231,869,054) — 11.8%		231,869,054
Total Investments (Cost — $2,198,634,732*) — 112.5%		2,217,169,285
Liabilities in Excess of Other Assets — (12.5)%		(245,487,552)

Net Assets — 100.0%		$1,971,681,733

Notes to Consolidated Schedule of Investments

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,195,533,550

Gross unrealized appreciation	$28,649,550
Gross unrealized depreciation	(7,013,815)

Net unrealized appreciation	$21,635,735

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	105,813,605	126,055,449	231,869,054	$206,366	$1,874

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	62,874	CAD	64,691	Bank of New York Mellon Corp.	7/17/13	$548
USD	4,557,576	CAD	4,652,000	Barclays Plc	7/17/13	75,676
USD	7,458,647	GBP	4,872,000	Barclays Plc	7/17/13	58,515
USD	9,223,731	GBP	6,047,000	Goldman Sachs Group, Inc.	7/17/13	38,879
USD	9,082,577	EUR	6,958,000	Barclays Plc	7/23/13	36,115
USD	762,073	EUR	579,000	Goldman Sachs Group, Inc.	7/23/13	9,284
Total						$219,017

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Consolidated Schedule of Investments (continued)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,176,741	$8,713,382	$11,890,123
Common Stocks	$2,667,486	980,114	29,755	3,677,355
Corporate Bonds	—	154,388,350	—	154,388,350
Floating Rate Loan Interests	—	1,642,826,206	169,000,957	1,811,827,163
Foreign Agency Obligations	—	2,159,456	—	2,159,456
Other Interests	—	—	1,281,127	1,281,127
Warrants	—	—	76,657	76,657
Short-Term Securities	231,869,054	—	—	231,869,054
Total	$234,536,540	$1,803,530,867	$179,101,878	$2,217,169,285

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts.	—	$219,017	—	$219,017
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$9,452,262	—	—	$9,452,262
Liabilities:
Bank overdraft	—	$(11,733,676)	—	(11,733,676)
Total	$9,452,262	$(11,733,676)	—	$(2,281,414)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013	11

Consolidated Schedule of Investments (concluded)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	—	$18,010	$38,764,070	$2,470,669	—	$41,252,749
Transfers into Level 3[2]	—	—	13,606,961	—	—	13,606,961
Transfers out of Level 3[2]	—	—	(20,325,714)	—	—	(20,325,714)
Accrued discounts/premiums	$13,519	—	68,657	—	—	82,176
Net realized gain (loss)	—	—	409,244	—	—	409,244
Net change in unrealized appreciation/depreciation[3]	111,391	11,745	1,702,000	(1,189,542)	$76,657	712,251
Purchases	8,588,472	—	150,411,871	—	—	159,000,343
Sales	—	—	(15,636,132)	—	—	(15,636,132)
Closing Balance, as of May 31, 2013	$8,713,382	$29,755	$169,000,957	$1,281,127	$76,657	$179,101,878

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $20,325,714 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $817,989.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	MAY 31, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 25, 2013